Related Party Transactions (Details) - USD ($)			3 Months Ended	12 Months Ended
	Oct. 14, 2020	Aug. 24, 2020	Mar. 31, 2021	Dec. 31, 2020	Oct. 16, 2020
Related Party Transaction [Line Items]
Warrant exercise price			$ 11.50	$ 11.50
Restriction to transfer sponsor warrants			The Sponsor Warrants (including the Class A common stock issuable upon exercise of the Sponsor Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination and they are non-redeemable so long as they are held by the initial purchasers of the Sponsor Warrants or their permitted transferees.	The Sponsor Warrants (including the Class A common stock issuable upon exercise of the Sponsor Warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination and they are non-redeemable so long as they are held by the initial purchasers of the Sponsor Warrants or their permitted transferees.
Sponsor indemnification description			The Sponsors have agreed that they will be jointly and severally liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share or (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company's indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsors will not be responsible to the extent of any liability for such third party claims.	The Sponsors have agreed that they will be jointly and severally liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to see access to the Trust Account and except as to any claims under the Company's indemnity of the underwriters of the Public Offering against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsors will not be responsible to the extent of any liability for such third party claims.
Maximum amount of loan convertible in to warrants		$ 1,500,000
Warrant exercise price for conversion of loan		$ 1.50
Directors'
Related Party Transaction [Line Items]
Administrative services fees				$ 100,000
Sponsor Warrants
Related Party Transaction [Line Items]
Warrant exercise price			$ 11.50	$ 11.50
Public Offering
Related Party Transaction [Line Items]
Proceeds from sale of stock	$ 500,000,000
Private placement
Related Party Transaction [Line Items]
Aggregate sponsor warrants	8,000,000
Warrant exercise price	$ 1.50
Proceeds from warrants outstanding	$ 12,000,000
Proceeds from sale of stock	$ 12,000,000
Founders shares
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days
Founders shares | Class A common stock
Related Party Transaction [Line Items]
Stock conversion ratio				1
Founders shares | Jefferies LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage of initial stockholders			48.30%	48.30%
Fertitta Entertainment, Inc
Related Party Transaction [Line Items]
Administrative services fees			$ 60,000	$ 60,000
Per month payment for office space, utilities and secretarial and administrative support			$ 20,000	$ 20,000
Fertitta Entertainment, Inc | Administrative services agreement
Related Party Transaction [Line Items]
Maximum amount of unsecured promissory note outstanding form sponsors		$ 300,000
Sponsor
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				22.40%
Notes payable, affiliates					$ 166,750